Treasury stock	12 Months Ended
Dec. 31, 2023
Treasury stock
Treasury stock

Note 14 : Treasury stock

The Company approved a stock repurchase plan in April 2023 to repurchase up to 230,000 ordinary shares, for an aggregate purchase price of not more than US$300,000, of the Company’s ordinary share could be purchased in the open market from time to time as market and business conditions warrant.  The Company repurchased a total of 10,700 shares of ordinary share during 2023 for considerations of approximately US$14,000.